UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	April 7, 2010

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		65
Form 13F Information Table Value Total:		$122,771







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     2103    81372 SH       Sole                    80788               584
Abbott Laboratories            COM              002824100     1697    32210 SH       Sole                    32210
Apple Computer                 COM              037833100      263     1120 SH       Sole                     1120
BP p.l.c. ADR                  COM              055622104     1654    28978 SH       Sole                    28978
BRE Properties                 COM              05564E106     1913    53522 SH       Sole                    52722               800
Berkshire Hathaway Class B (ne COM              084670702      315     3872 SH       Sole                     3872
Bristol-Myers Squibb           COM              110122108     2071    77567 SH       Sole                    76867               700
Bunge Ltd.                     COM              G16962105     2036    33034 SH       Sole                    33034
CSX Corp.                      COM              126408103      290     5700 SH       Sole                     5700
Chesapeake Energy Corp.        COM              165167107     1614    68275 SH       Sole                    67275              1000
Chevron Corporation (fmly. Che COM              166764100     4393    57938 SH       Sole                    57638               300
ConocoPhillips                 COM              20825C104     1451    28358 SH       Sole                    28358
Consolidated Edison, Inc.      COM              209115104      245     5500 SH       Sole                     5500
Copart Inc.                    COM              217204106     1214    34100 SH       Sole                    34100
DNP Select Income Fund (fmly.  COM              23325p104     1198   129236 SH       Sole                   129236
Du Pont                        COM              263534109     2077    55780 SH       Sole                    55780
Duke-Weeks Realty Corp.        COM              264411505      203    16400 SH       Sole                    15600               800
Edison International (formerly COM              281020107      236     6910 SH       Sole                     6910
ExxonMobil                     COM              30231g102      660     9850 SH       Sole                     9850
General Electric               COM              369604103      782    42950 SH       Sole                    42950
GlaxoSmithKline plc            COM              37733W105     1643    42650 SH       Sole                    42150               500
HCP, Inc.                      COM              40414L109     1472    44600 SH       Sole                    44600
Hawaiian Electric              COM              419870100      908    40466 SH       Sole                    40466
Heinz (H.J.)                   COM              423074103     2071    45400 SH       Sole                    45100               300
Intel Corp.                    COM              458140100      777    34864 SH       Sole                    34864
International Business Machine COM              459200101     1265     9862 SH       Sole                     9862
Johnson & Johnson              COM              478160104     2190    33590 SH       Sole                    33590
Kimberly-Clark                 COM              494368103     1886    30000 SH       Sole                    30000
Lilly, Eli                     COM              532457108     1451    40060 SH       Sole                    40060
Merck & Co.                    COM              589331107      922    24680 SH       Sole                    24392               288
Microchip Technology, Inc.     COM              595017104      508    18050 SH       Sole                    18050
Microsoft                      COM              594918104     2435    83140 SH       Sole                    82340               800
Oracle Corp.                   COM              68389X105     1181    45934 SH       Sole                    45934
PG&E Corporation               COM              69331C108     1028    24242 SH       Sole                    24242
Pepsico Inc.                   COM              713448108     1867    28218 SH       Sole                    27918               300
Pfizer Inc.                    COM              717081103     1063    61971 SH       Sole                    61971
Plum Creek Timber Company, Inc COM              729251108     2359    60617 SH       Sole                    60117               500
Procter & Gamble               COM              742718109    17596   278102 SH       Sole                   277802               300
Rayonier Inc.                  COM              754907103     1296    28525 SH       Sole                    28225               300
Safeguard Scientifics          COM              786449108      263    20256 SH       Sole                    20256
TransCanada PL                 COM              89353D107     2903    78984 SH       Sole                    78684               300
Unilever PLC                   COM              904767704     1884    64330 SH       Sole                    64330
Union Pacific Corp.            COM              907818108      251     3420 SH       Sole                     3420
United Technologies            COM              913017109     1982    26926 SH       Sole                    26926
Verizon Corporation            COM              92343V104     1080    34821 SH       Sole                    34821
ASA (Bermuda) Limited          COM              G3156P103     4524    60700 SH       Sole                    60200               500
AngloGold Ashanti Ltd.         COM              035128206     1943    51200 SH       Sole                    51200
BHP Billiton Ltd.              COM              088606108      586     7300 SH       Sole                     7300
Barrick Gold Corporation       COM              067901108     1869    48750 SH       Sole                    48750
Central Fund of Canada Ltd.    COM              153501101     4859   347050 SH       Sole                   347050
Freeport McMoRan Copper & Gold COM              35671D857     1482    17734 SH       Sole                    17734
Goldcorp, Inc.                 COM              380956409     6153   165313 SH       Sole                   163813              1500
Hecla Mining                   COM              422704106      645   117900 SH       Sole                   117900
IAMGOLD Corporation            COM              450913108     1452   109850 SH       Sole                   109850
Kinross Gold Corporation       COM              496902404     1458    85300 SH       Sole                    85300
Newmont Mining                 COM              651639106     6082   119418 SH       Sole                   118418              1000
Pan American Silver Corp.      COM              697900108     2793   120650 SH       Sole                   120650
Silver Wheaton Corp.           COM              828336107     1907   121600 SH       Sole                   121600
Yamana Gold, Inc.              COM              98462Y100     2366   240200 SH       Sole                   240200
streetTracks Gold Trust        COM              78463V107     1700    15600 SH       Sole                    15600
Gabelli Global Gold 6.625% Pfd PFD              36244N208     1795    70050 SH       Sole                    70050
Aberdeen Asia-Pacific Income F COM              003009107      654   100267 SH       Sole                    98267              2000
Pimco 1-5 Year U.S. TIPS Index COM              72201R205      387     7500 SH       Sole                     7200               300
Pimco Enhanced Short Maturity  COM              72201R833     1093    10900 SH       Sole                    10900
Templeton Global Income Fund   COM              880198106      328    32700 SH       Sole                    30700              2000